LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 20, 2007

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

The following replaces the Fee table and Example for each fund in the prospectus:

Effective December 1, 2007, the management fee of 0.20% currently charged to each fund will be eliminated. Also effective December 1, 2007, the manager has entered into agreements to cap the funds’ “Total expenses incurred directly by the fund,” as shown in the fee tables below (not including brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), for one year, in place of the current voluntary expense caps. As a result, the fee table and Example for each fund is restated as follows:

Lifestyle Allocation 100%

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees

(paid directly from your investment)	Class A		Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None

Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None	(1)	5.00%	1.00%	None

(paid directly from your investment)	Class A	Class B	Class C	Class I
Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses(2)	1.48%	1.54%	1.47%	1.38%
Total expenses incurred directly by the fund(3)	1.73%	2.54%	2.47	1.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.83%	0.83%	0.83%	0.83%
Total annual fund operating expenses	2.56%	3.37%	3.30%	2.21%
Less contractual fee waiver and/or expense reimbursement(3)	(0.93)%	(0.99)%	(0.92)%	(0.83)%
Total net annual fund operating expenses	1.63%	2.38%	2.38%	1.38%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.
(2)	Other expenses have been estimated for the current fiscal year. Class A and C shares include a fee for recordkeeping services.
(3)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown
•

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same
•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years
Class A (with or without redemption)	$731	$1,059
Class B (assuming redemption at end of period)	$741	$1,042
Class B (assuming no redemption)	$241	$742
Class C (assuming redemption at end of period)	$341	$742
Class C (assuming no redemption)	$241	$742
Class I (with or without redemption)	$140	$437

Lifestyle Allocation 85%

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees

(paid directly from your investment)	Class A	Class B	Class C	Class I(2)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None

Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None (1)	5.00%	1.00%	None

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses(3)	0.40%	0.43%	0.12%	0.40%
Total expenses incurred directly by the fund(4)	0.65%	1.43%	1.12%	0.40%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses	1.34%	2.12%	1.81%	1.09%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.
(2)	Other expenses have been estimated for the current fiscal year.
(3)	Class A and C shares include a fee for recordkeeping services
(4)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown
•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same
•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$704	$975	$1,266	$2,094
Class B (assuming redemption at end of period)	$715	$964	$1,239	$2,253	(1)
Class B (assuming no redemption)	$215	$664	$1,139	$2,253	(1)
Class C (assuming redemption at end of period)	$284	$570	$980	$2,126
Class C (assuming no redemption)	$184	$570	$980	$2,126
Class I (with or without redemption)	$111	$346	$601	$1,329

(1)	Assumes conversion to Class A shares approximately eight years after purchase.

Lifestyle Allocation 70%

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees

(paid directly from your investment)	Class A		Class B	Class C	Class I(2)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None

Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None	(1)	5.00%	1.00%	None

(paid directly from your investment)	Class A	Class B	Class C	Class I(2)
Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses(3)	0.32%	0.36%	0.12%	0.32%
Total expenses incurred directly by the fund(4)	0.57%	1.36%	1.12%	0.32%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	1.25%	2.04%	1.80%	1.00%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.
(2)	Other expenses have been estimated for the current fiscal year.
(3)	Class A and C shares include a fee for recordkeeping services.
(4)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown
•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same
•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$695	$949	$1,222	$1,999
Class B (assuming redemption at end of period)	$707	$939	$1,198	$2,167	(1)
Class B (assuming no redemption)	$207	$639	$1,098	$2,167	(1)
Class C (assuming redemption at end of period)	$283	$567	$975	$2,116
Class C (assuming no redemption)	$183	$567	$975	$2,116
Class I (with or without redemption)	$102	$318	$552	$1,224

(1)	Assumes conversion to Class A shares approximately eight years after purchase.

Lifestyle Allocation 50%

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees

(paid directly from your investment)	Class A	Class B	Class C	Class I(2)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None

Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None (1)	5.00%	1.00%	None

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses(3)	0.23%	0.29%	0.11%	0.23%
Total expenses incurred directly by the fund(4)	0.48%	1.29%	1.11%	0.23%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.66%	0.66%	0.66%	0.66%
Total annual fund operating expenses	1.14%	1.95%	1.77%	0.89%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.
(2)	Other expenses have been estimated for the current fiscal year.

(3)	Class A and C shares include a fee for recordkeeping services.
(4)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown
•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same
•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$685	$917	$1,167	$1,881
Class B (assuming redemption at end of period)	$698	$912	$1,152	$2,064	(1)
Class B (assuming no redemption)	$198	$612	$1,052	$2,064	(1)
Class C (assuming redemption at end of period)	$280	$558	$960	$2,085
Class C (assuming no redemption)	$180	$558	$960	$2,085
Class I (with or without redemption)	$91	$284	$493	$1,096

(1)	Assumes conversion to Class A shares approximately eight years after purchase.

Lifestyle Allocation 30%

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees

(paid directly from your investment)	Class A	Class B	Class C	Class I(2)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%	None	None	None

Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None (1)	4.50%	1.00%	None

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	0.75%	0.70%	None
Other expenses(3)	0.27%	0.30%	0.32%	0.27%
Total expenses incurred directly by the fund(4)	0.52%	1.05%	1.02%	0.27%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses	1.17%	1.70%	1.67%	0.92%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.
(2)	Other expenses have been estimated for the current fiscal year.
(3)	Class A and C shares include a fee for recordkeeping services.
(4)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.30%, 1.25% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown
•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same
•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$539	$781	$1,042	$1,786
Class B (assuming redemption at end of period)	$623	$836	$1,023	$1,869	(1)
Class B (assuming no redemption)	$173	$536	$923	$1,869	(1)
Class C (assuming redemption at end of period)	$270	$526	$907	$1,977
Class C (assuming no redemption)	$170	$526	$907	$1,977
Class I (with or without redemption)	$94	$294	$510	$1,132

(1)	Assumes conversion to Class A shares approximately eight years after purchase.

The following supplements the disclosure in the prospectus under “Management fees” and the disclosure under “Investment Management and Other Services—Investment Manager” in the Statement of Additional Information:

Effective December 1, 2007, each fund does not pay a management fee.

FDXX010471

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 20, 2007

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

The following replaces the Fee table and Example in the prospectus:

Effective December 1, 2007, the management fee of 0.20% currently charged to the fund will be eliminated. Also effective December 1, 2007, the manager has entered into an agreement to cap the fund’s “Total expenses incurred directly by the fund,” as shown in the fee table below (not including brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), for one year, in place of the current voluntary expense cap. As a result, the fee table and Example for the fund is restated as follows:

Fee table

The table sets forth the fees and expenses you may pay if you invest in shares of the fund.

Shareholder Fees
(paid directly from your investment)	Class A	Class B	Class C	Class I(2)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%	None	None	None
Maximum contingent deferred sales charge (load) as a % of the lower of net asset value at purchase or redemption)	None (1)	4.50%	1.00%	None
Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fee	None	None	None	None
Distribution and service (12b-1) fees	0.25%	0.75%	0.70%	None
Other expenses(3)	0.38%	0.45%	0.56%	0.38%
Total expenses incurred directly by the fund(4)	0.63%	1.20%	1.26%	0.38%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65%	0.65%	0.65%	0.65%
Total annual fund operating expenses	1.28%	1.85%	1.91%	1.03%
Less contractual fee waiver and/or expense reimbursement(4)	None	None	(0.01)%	None
Total net annual fund operating expenses	1.28%	1.85%	1.90%	1.03%

(1)	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without a sales charge) but if you redeem those shares within 12 months of purchase you will pay a contingent deferred sales charge of 1.00%.

(2)	Other expenses have been estimated for the current fiscal year.
(3)	Class A and C shares include a fee for recordkeeping services.
(4)	Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.30%, 1.25% and 0.55% for Class A, Class B, Class C and Class I, respectively, until November 30, 2008. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

Example

The example helps you compare the costs of investing in the fund with other mutual funds. Your actual costs may be higher or lower.

The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to contractual fee waivers in effect through November 30, 2008) stay the same

•	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$550	$813	$1,096	$1,902
Class B (assuming redemption at end of period)	$638	$882	$1,101	$2,019	(1)
Class B (assuming no redemption)	$188	$582	$1,001	$2,019	(1)
Class C (assuming redemption at end of period)	$293	$597	$1,026	$2,222
Class C (assuming no redemption)	$193	$597	$1,026	$2,222
Class I (with or without redemption)	$105	$328	$569	$1,260

(1)	Assumes conversion to Class A shares approximately eight years after purchase.

The following supplements the disclosure under “Management fees” in the prospectus and the disclosure under “Investment Management and Other Services—Investment Manager” in the Statement of Additional Information:

Effective December 1, 2007, the fund does not pay a management fee.

FDXX010472

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